Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	H1
Entity Registrant Name	KNOT Offshore Partners LP
Entity Central Index Key	0001564180
Current Fiscal Year End Date	--12-31